Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Commitments and Contingencies.
Schedule of future minimum lease payment

(in thousands)	Amount
Thirty-nine weeks ended December 28, 2017	$49,944
2018	78,172
2019	79,340
2020	75,958
2021	71,989
Thereafter	394,392

Total minimum lease payments	$749,795

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 29, 2016, are (in thousands):

Amount
2017	$63,340
2018	71,913
2019	73,580
2020	71,598
2021	67,875
Thereafter	369,231

Total minimum lease payments	$717,537